UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Annual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2017

Eaton Vance

Focused Growth Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets trended upward during the 12-month period ended February 28, 2017, enduring several downdrafts but ending the fiscal year sharply higher, boosted late in the period by Donald Trump’s surprise win in the November 2016 U.S. presidential election.

U.S. stocks opened the period on the upside amid positive drivers which included a turnaround in oil prices after a prolonged decline, and a generally improving global economic outlook. In June 2016, however, Great Britain’s vote to leave the European Union sparked a plunge in stocks worldwide. But equity markets, led by the U.S., recovered quickly. Helped by stronger economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

As summer ended, however, falling oil prices and fears about a possible interest rate increase caused U.S. equity markets to retreat. In late September 2016, the U.S. Federal Reserve’s (the Fed’s) decision to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. For the next month or so, stock prices trended downward as investors awaited the results of the November 8 U.S. presidential election.

After the U.S. presidential election, U.S. stocks began a dramatic rally that continued through the end of the period, with the Dow Jones Industrial Average2 breaking 20,000 for the first time and nearing 21,000 as the period closed. The rally was in part driven by the new administration’s announced intentions to cut regulations, reduce corporate and personal taxes and initiate increased spending on infrastructure. Additional drivers of the rally included improving corporate earnings and a December 2016 rate increase by the Fed amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average advanced 29.33%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 24.98%. The technology-laden NASDAQ Composite Index delivered a 29.37% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index, outperformed large-cap stocks, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large-and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the 12-month period ended February 28, 2017, Eaton Vance Focused Growth Opportunities Fund (the Fund) had a total return of 23.60% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the Russell 1000® Growth Index (the Index), which returned 22.15% for the same period.

Stock selection in the consumer discretionary, energy, industrials and consumer staples sectors aided fund performance versus the Index. Within consumer discretionary, the Fund’s overweight position, relative to the Index, in Amazon.com, Inc. contributed to the Fund’s results versus the Index. Amazon’s stock performance was driven by earnings growth in both its core e-commerce business and its growing Amazon Web Services cloud computing subsidiary. Elsewhere in consumer discretionary, the Fund’s overweight position versus the Index in media conglomerate Time Warner, Inc. contributed to Fund performance versus the Index, as the firm agreed to be acquired by AT&T. In the energy sector, the overweighting of oil and gas exploration and production firm Devon Energy Corp. aided Fund performance versus the Index. Devon Energy stock benefited from a recovery in commodity prices and from strategic sales of some company assets. By period-end, the stock had been sold out of the Fund. The Fund’s out-of-Index holding in railroad company Norfolk Southern Corp. contributed to Fund performance versus the Index. In consumer staples, the Fund’s out-of-Index position in Pinnacle Foods, Inc., a packaged foods company with brands that include Birds Eye, Vlasic and Log Cabin, aided the Fund’s performance versus the Index as the company reported strong sales and earnings growth.

In contrast, stock selection in the health care and information technology sectors, along with an underweight in the materials sector detracted from Fund performance versus the Index. In the health care sector, the Fund’s overweight position versus the Index in pharmaceutical firm Allergan PLC was hurt by headline news about high drug prices. Disappointing sales in some parts of its product suite also put additional pressure on Allergan’s stock price. Underweighting Apple, Inc. hurt the Fund’s results versus the Index in information technology, as Apple stock recovered from previous weakness on strong sales of the new iPhone 7. Overweighting online networking firm Twitter, Inc. detracted from the Fund’s performance versus the Index in information technology, due to the firm’s disappointing earnings, which negatively impacted its stock price. Twitter was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	23.60%	13.80%	11.22%
Class A with 5.75% Maximum Sales Charge	—	—	16.48	12.46	10.12
Class C at NAV	03/07/2011	03/07/2011	22.62	12.94	10.37
Class C with 1% Maximum Sales Charge	—	—	21.62	12.94	10.37
Class I at NAV	03/07/2011	03/07/2011	23.94	14.09	11.50
Russell 1000® Growth Index	—	—	22.15%	13.79%	13.00%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.20%	1.95%	0.95%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$18,047	N.A.
Class I	$250,000	03/07/2011	$479,588	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	7.6%

Facebook, Inc., Class A	6.6

Amazon.com, Inc.	6.3

Visa, Inc., Class A	3.5

Celgene Corp.	3.5

Norfolk Southern Corp.	3.3

Charles Schwab Corp. (The)	3.1

Broadcom, Ltd.	2.8

Apple, Inc.	2.8

Raytheon Co.	2.7

Total	42.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,073.20	$5.40	**	1.05%
Class C	$1,000.00	$1,069.10	$9.23	**	1.80%
Class I	$1,000.00	$1,074.80	$4.12	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Portfolio of Investments

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 2.7%
Raytheon Co.	35,293	$5,440,416

		$5,440,416

Auto Components — 2.3%
Delphi Automotive PLC	58,652	$4,465,177

		$4,465,177

Beverages — 1.4%
Constellation Brands, Inc., Class A	17,671	$2,806,332

		$2,806,332

Biotechnology — 8.9%
Alexion Pharmaceuticals, Inc.(1)	33,907	$4,450,294
Biogen, Inc.(1)	13,904	4,012,694
Bioverativ, Inc.(1)	43,313	2,255,741
Celgene Corp.(1)	56,210	6,942,497

		$17,661,226

Building Products — 1.5%
Johnson Controls International PLC	69,625	$2,920,072

		$2,920,072

Capital Markets — 3.1%
Charles Schwab Corp. (The)	149,592	$6,045,013

		$6,045,013

Chemicals — 3.5%
Ecolab, Inc.	39,337	$4,876,608
Monsanto Co.	17,668	2,011,148

		$6,887,756

Communications Equipment — 2.0%
Palo Alto Networks, Inc.(1)	25,911	$3,935,881

		$3,935,881

Distributors — 2.2%
LKQ Corp.(1)	135,325	$4,273,563

		$4,273,563

Energy Equipment & Services — 1.2%
Halliburton Co.	43,589	$2,330,268

		$2,330,268

Security	Shares	Value

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	30,701	$5,439,603

		$5,439,603

Food Products — 4.2%
Blue Buffalo Pet Products, Inc.(1)	152,532	$3,727,882
Pinnacle Foods, Inc.	79,489	4,541,207

		$8,269,089

Health Care Equipment & Supplies — 3.4%
Danaher Corp.	34,543	$2,955,154
Hologic, Inc.(1)	94,233	3,823,975

		$6,779,129

Household Durables — 2.4%
Newell Brands, Inc.	96,356	$4,724,335

		$4,724,335

Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc.(1)	14,891	$12,583,491

		$12,583,491

Internet Software & Services — 16.4%
Alphabet, Inc., Class C(1)	18,214	$14,993,947
Facebook, Inc., Class A(1)	96,191	13,037,728
GoDaddy, Inc., Class A(1)	121,253	4,468,173

		$32,499,848

IT Services — 3.5%
Visa, Inc., Class A	79,892	$7,025,702

		$7,025,702

Machinery — 2.2%
Dover Corp.	55,453	$4,441,785

		$4,441,785

Media — 3.4%
Time Warner, Inc.	25,063	$2,461,437
Walt Disney Co. (The)	38,551	4,244,080

		$6,705,517

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Portfolio of Investments — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.	35,630	$2,303,480

		$2,303,480

Pharmaceuticals — 5.0%
Allergan PLC	19,053	$4,664,555
Zoetis, Inc.	99,144	5,285,367

		$9,949,922

Road & Rail — 3.3%
Norfolk Southern Corp.	54,153	$6,554,138

		$6,554,138

Semiconductors & Semiconductor Equipment — 2.8%
Broadcom, Ltd.	26,384	$5,565,177

		$5,565,177

Software — 7.8%
Adobe Systems, Inc.(1)	26,875	$3,180,387
Ellie Mae, Inc.(1)	21,317	2,037,053
FireEye, Inc.(1)	176,360	1,985,814
Microsoft Corp.	61,879	3,959,018
salesforce.com, inc.(1)	53,884	4,383,463

		$15,545,735

Specialty Retail — 2.7%
Advance Auto Parts, Inc.	20,789	$3,255,765
Burlington Stores, Inc.(1)	23,184	2,063,608

		$5,319,373

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	39,780	$5,449,462

		$5,449,462

Total Common Stocks (identified cost $158,310,338)		$195,921,490

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(2)	2,660,274	$2,661,072

Total Short-Term Investments (identified cost $2,660,642)		$2,661,072

Total Investments — 100.2% (identified cost $160,970,980)		$198,582,562

Other Assets, Less Liabilities — (0.2)%		$(411,295)

Net Assets — 100.0%		$198,171,267

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Statement of Assets and Liabilities

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $158,310,338)	$195,921,490
Affiliated investment, at value (identified cost, $2,660,642)	2,661,072
Cash	480
Dividends receivable	177,391
Dividends receivable from affiliated investment	2,495
Receivable for investments sold	3,331,442
Receivable for Fund shares sold	425,259
Receivable from affiliate	52,566
Total assets	$202,572,195

Liabilities
Payable for investments purchased	$3,872,263
Payable for Fund shares redeemed	297,566
Payable to affiliates:
Investment adviser and administration fee	112,303
Distribution and service fees	18,680
Accrued expenses	100,116
Total liabilities	$4,400,928
Net Assets	$198,171,267

Sources of Net Assets
Paid-in capital	$169,728,593
Accumulated net realized loss	(9,663,414)
Accumulated undistributed net investment income	494,506
Net unrealized appreciation	37,611,582
Total	$198,171,267

Class A Shares
Net Assets	$38,468,846
Shares Outstanding	2,185,843
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.60
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.67

Class C Shares
Net Assets	$14,909,418
Shares Outstanding	884,304
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.86

Class I Shares
Net Assets	$144,793,003
Shares Outstanding	8,130,273
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Statement of Operations

Investment Income	Year Ended February 28, 2017
Dividends	$2,186,465
Interest allocated from/dividends from affiliated investment	22,026
Expenses allocated from affiliated investment	(199)
Total investment income	$2,208,292

Expenses
Investment adviser and administration fee	$1,365,357
Distribution and service fees
Class A	88,806
Class C	129,385
Trustees’ fees and expenses	10,363
Custodian fee	61,878
Transfer and dividend disbursing agent fees	124,930
Legal and accounting services	41,107
Printing and postage	24,240
Registration fees	69,560
Miscellaneous	18,252
Total expenses	$1,933,878
Deduct —
Allocation of expenses to affiliate	$259,813
Total expense reductions	$259,813

Net expenses	$1,674,065

Net investment income	$534,227

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,354,883
Investment transactions in/allocated from affiliated investment	369
Net realized gain	$2,355,252
Change in unrealized appreciation (depreciation) —
Investments	$36,092,755
Investments — affiliated investment	430
Net change in unrealized appreciation (depreciation)	$36,093,185

Net realized and unrealized gain	$38,448,437

Net increase in net assets from operations	$38,982,664

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 28, 2017	Year Ended February 29, 2016
From operations —
Net investment income (loss)	$534,227	$(41,812)
Net realized gain (loss) from investment transactions	2,355,252	(10,618,135	)(1)
Net change in unrealized appreciation (depreciation) from investments	36,093,185	(8,085,257)
Net increase (decrease) in net assets from operations	$38,982,664	$(18,745,204)
Distributions to shareholders —
From net realized gain
Class A	$—	$(190,208)
Class C	—	(54,052)
Class I	—	(814,181)
Total distributions to shareholders	$—	$(1,058,441)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,369,408	$38,486,482
Class C	4,669,703	11,906,065
Class I	45,805,357	125,491,381
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	186,703
Class C	—	50,719
Class I	—	273,190
Cost of shares redeemed
Class A	(15,385,445)	(9,293,466)
Class C	(3,596,046)	(1,562,491)
Class I	(61,098,963)	(36,986,170)
Net increase (decrease) in net assets from Fund share transactions	$(16,235,986)	$128,552,413

Net increase in net assets	$22,746,678	$108,748,768

Net Assets
At beginning of year	$175,424,589	$66,675,821
At end of year	$198,171,267	$175,424,589

Accumulated undistributed net investment income (loss) included in net assets
At end of year	$494,506	$(39,721)

(1)	Includes $1,218,104 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Financial Highlights

	Class A
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28,
			2015	2014	2013
Net asset value — Beginning of year	$14.240	$15.950	$14.100	$10.890	$9.900

Income (Loss) From Operations
Net investment income (loss)(1)	$0.027	$(0.026)	$(0.037)	$(0.014)	$0.008
Net realized and unrealized gain (loss)	3.333	(1.485)	2.420	3.529	0.985

Total income (loss) from operations	$3.360	$(1.511)	$2.383	$3.515	$0.993

Less Distributions
From net investment income	$—	$—	$—	$—	$(0.003)
From net realized gain	—	(0.199)	(0.533)	(0.305)	—
Tax return of capital	—	—	—	—	(0.000	)(2)

Total distributions	$—	$(0.199)	$(0.533)	$(0.305)	$(0.003)

Net asset value — End of year	$17.600	$14.240	$15.950	$14.100	$10.890

Total Return(3)(4)	23.60%	(9.61)%	17.21%	32.49%	10.03%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,469	$32,921	$7,052	$1,240	$602
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.05%	1.05%	1.09%	1.25%	1.25%
Net investment income (loss)	0.17%	(0.17)%	(0.25)%	(0.11)%	0.08%
Portfolio Turnover	71%	87%	69%	66%	141%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.14%, 0.15%, 0.30%, 0.47% and 1.15% of average daily net assets for the year ended February 28, 2017, the year ended February 29, 2016, and the years ended February 28, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Financial Highlights — continued

	Class C
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28,
			2015	2014	2013
Net asset value — Beginning of year	$13.750	$15.520	$13.840	$10.730	$9.820

Income (Loss) From Operations
Net investment loss(1)	$(0.090)	$(0.134)	$(0.143)	$(0.111)	$(0.074)
Net realized and unrealized gain (loss)	3.200	(1.437)	2.356	3.467	0.984

Total income (loss) from operations	$3.110	$(1.571)	$2.213	$3.356	$0.910

Less Distributions
From net realized gain	$—	$(0.199)	$(0.533)	$(0.246)	$—

Total distributions	$—	$(0.199)	$(0.533)	$(0.246)	$—

Net asset value — End of year	$16.860	$13.750	$15.520	$13.840	$10.730

Total Return(2)(3)	22.62%	(10.27)%	16.30%	31.45%	9.27%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,909	$11,207	$2,073	$304	$72
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.80%	1.80%	1.82%	2.00%	2.00%
Net investment loss	(0.58)%	(0.91)%	(0.98)%	(0.89)%	(0.73)%
Portfolio Turnover	71%	87%	69%	66%	141%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.14%, 0.15%, 0.30%, 0.47% and 1.15% of average daily net assets for the year ended February 28, 2017, the year ended February 29, 2016, and the years ended February 28, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Financial Highlights — continued

	Class I
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28,
			2015	2014	2013
Net asset value — Beginning of year	$14.370	$16.060	$14.160	$10.930	$9.920

Income (Loss) From Operations
Net investment income(1)	$0.067	$0.011	$0.002	$0.019	$0.012
Net realized and unrealized gain (loss)	3.373	(1.502)	2.431	3.538	1.019

Total income (loss) from operations	$3.440	$(1.491)	$2.433	$3.557	$1.031

Less Distributions
From net investment income	$—	$—	$—	$(0.022)	$(0.019)
From net realized gain	—	(0.199)	(0.533)	(0.305)	—
Tax return of capital	—	—	—	—	(0.002)

Total distributions	$—	$(0.199)	$(0.533)	$(0.327)	$(0.021)

Net asset value — End of year	$17.810	$14.370	$16.060	$14.160	$10.930

Total Return(2)(3)	23.94%	(9.42)%	17.50%	32.77%	10.40%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$144,793	$131,297	$57,551	$20,603	$12,975
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.80%	0.80%	0.84%	1.00%	1.00%
Net investment income	0.41%	0.07%	0.01%	0.15%	0.12%
Portfolio Turnover	71%	87%	69%	66%	141%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.14%, 0.15%, 0.30%, 0.47% and 1.15% of average daily net assets for the year ended February 28, 2017, the year ended February 29, 2016, and the years ended February 28, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

15

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2017 and February 29, 2016 was as follows:

	Year Ended February 28, 2017	Year Ended February 29, 2016

Distributions declared from:
Long-term capital gains	$—	$1,058,441

As of February 28, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$494,506
Deferred capital losses	$(8,693,631)
Net unrealized appreciation	$36,641,799

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

At February 28, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $8,693,631 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 28, 2017, $7,466,472 are short-term and $1,227,159 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$161,940,763

Gross unrealized appreciation	$37,477,763
Gross unrealized depreciation	(835,964)

Net unrealized appreciation	$36,641,799

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of

16

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

$500 million and over, the annual fee is reduced. For the year ended February 28, 2017, the investment adviser and administration fee amounted to $1,365,357 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $259,813 of the Fund’s operating expenses for the year ended February 28, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2017, EVM earned $3,540 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,287 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2017 amounted to $88,806 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2017, the Fund paid or accrued to EVD $97,039 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2017 amounted to $32,346 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2017, the Fund was informed that EVD received less than $100 and approximately $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $127,187,663 and $143,502,441, respectively, for the year ended February 28, 2017.

17

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	830,405	2,475,090
Issued to shareholders electing to receive payments of distributions in Fund shares	—	11,662
Redemptions	(956,322)	(617,094)

Net increase (decrease)	(125,917)	1,869,658

Class C	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	301,086	786,461
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,262
Redemptions	(232,079)	(108,025)

Net increase	69,007	681,698

Class I	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	2,796,147	7,953,675
Issued to shareholders electing to receive payments of distributions in Fund shares	—	16,936
Redemptions	(3,799,753)	(2,420,236)

Net increase (decrease)	(1,003,606)	5,550,375

At February 28, 2017, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 28.0% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

18

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$195,921,490	*	$—	$—	$195,921,490
Short-Term Investments	—		2,661,072	—	2,661,072

Total Investments	$195,921,490		$2,661,072	$—	$198,582,562

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Growth Opportunities Fund as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2017

20

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

21

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

22

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

23

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300    2.28.17

Eaton Vance

Focused Value Opportunities Fund

Annual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2017

Eaton Vance

Focused Value Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets trended upward during the 12-month period ended February 28, 2017, enduring several downdrafts but ending the fiscal year sharply higher, boosted late in the period by Donald Trump’s surprise win in the November 2016 U.S. presidential election.

U.S. stocks opened the period on the upside amid positive drivers which included a turnaround in oil prices after a prolonged decline, and a generally improving global economic outlook. In June 2016, however, Great Britain’s vote to leave the European Union sparked a plunge in stocks worldwide. But equity markets, led by the U.S., recovered quickly. Helped by stronger economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

As summer ended, however, falling oil prices and fears about a possible interest rate increase caused U.S. equity markets to retreat. In late September 2016, the U.S. Federal Reserve’s (the Fed’s) decision to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. For the next month or so, stock prices trended downward as investors awaited the results of the November 8 U.S. presidential election.

After the U.S. presidential election, U.S. stocks began a dramatic rally that continued through the end of the period, with the Dow Jones Industrial Average2 breaking 20,000 for the first time and nearing 21,000 as the period closed. The rally was in part driven by the new administration’s announced intentions to cut regulations, reduce corporate and personal taxes and initiate increased spending on infrastructure. Additional drivers of the rally included improving corporate earnings and a December 2016 rate increase by the Fed amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average advanced 29.33%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 24.98%. The technology-laden NASDAQ Composite Index delivered a 29.37% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index, outperformed large-cap stocks, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the 12-month period ended February 28, 2017, Eaton Vance Focused Value Opportunities Fund (the Fund) had a total return of 19.67% for Class A shares at net asset value (NAV), underperforming the Fund’s benchmark, the Russell 1000® Value Index (the Index), which returned 29.13% for the same period.

Stock selection in the industrials, financials, consumer staples and health care sectors detracted from Fund performance versus the Index. In the industrials sector, a relative overweighting to global industrial conglomerate General Electric Co. (GE) hurt Fund performance versus the Index as GE’s stock lagged the benchmark. This was partially due to a market shift in the industrials sector that began to favor more cyclical machinery and transportation stocks. A decrease in GE’s profits related to its oil and gas business also negatively impacted the firm’s profits. Fund performance versus the Index in the financials sector was hurt due to a lack of exposure to Bank of America Corp., an Index constituent that appreciated during the post-election rally. Grocery chain Kroger Co., an out-of-Index Fund holding in consumer staples, declined in price due to increasing competition and falling food prices. By period-end, Kroger had been sold out of the Fund. In the health care sector, the Fund’s overweight position in Zimmer Biomet Holdings, Inc., a maker of replacement hip and knee joints and other medical devices, declined after reporting disappointing earnings in October 2016.

In contrast, stock selection in the utilities sector helped Fund performance versus the Index. While all sectors in the Fund delivered positive absolute performance during the period, utilities was the only sector in the Fund that outperformed the Index at the sector level. Individual holdings in other sectors, however, did contribute to Fund performance relative to the Index. In the financials sector, the Fund initiated an overweight position in brokerage firm Charles Schwab Corp. early in the period, after the stock declined on falling expectations of a Federal Reserve Board rate hike. The stock later rose and contributed to performance versus the Index. In the energy sector, performance relative to the Index was helped by an underweighting in oil and gas producer Exxon Mobil Corp., which underperformed the energy sector as a whole and was sold out of the Fund during the period. In the information technology sector, adding a new, out-of-Index position in online auction and e-commerce firm eBay, Inc. contributed to performance versus the Index. The stock had previously declined on slowing growth and declining market share, but rebounded during the period due to an initiative to improve the customer experience, which began to show a positive impact on financial results.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Performance2,3

Portfolio Managers John D. Crowley and Edward J. Perkin, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	19.67%	11.95%	9.99%
Class A with 5.75% Maximum Sales Charge	—	—	12.81	10.63	8.90
Class C at NAV	03/07/2011	03/07/2011	18.69	11.12	9.16
Class C with 1% Maximum Sales Charge	—	—	17.69	11.12	9.16
Class I at NAV	03/07/2011	03/07/2011	19.93	12.26	10.26
Russell 1000® Value Index	—	—	29.13%	14.02%	12.24%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.30%	2.05%	1.05%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$16,896	N.A.
Class I	$250,000	03/07/2011	$448,634	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	5.4%

Wells Fargo & Co.	5.3

Chubb, Ltd.	3.9

Johnson & Johnson	3.7

eBay, Inc.	3.6

Chevron Corp.	3.5

NextEra Energy, Inc.	3.4

Goodyear Tire & Rubber Co. (The)	3.3

General Electric Co.	3.2

American Financial Group, Inc.	3.1

Total	38.4%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,082.10	$5.42	**	1.05%
Class C	$1,000.00	$1,077.90	$9.27	**	1.80%
Class I	$1,000.00	$1,084.10	$4.13	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Portfolio of Investments

Common Stocks — 96.7%

Security	Shares	Value

Aerospace & Defense — 2.5%
United Technologies Corp.	14,949	$1,682,510

		$1,682,510

Auto Components — 3.3%
Goodyear Tire & Rubber Co. (The)	63,854	$2,238,083

		$2,238,083

Banks — 10.7%
JPMorgan Chase & Co.	40,361	$3,657,514
Wells Fargo & Co.	60,958	3,528,249

		$7,185,763

Capital Markets — 7.8%
Charles Schwab Corp. (The)	50,212	$2,029,067
Credit Suisse Group AG	115,935	1,749,118
Lazard, Ltd., Class A	34,139	1,470,025

		$5,248,210

Chemicals — 1.9%
PPG Industries, Inc.	12,418	$1,271,976

		$1,271,976

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	25,309	$1,256,086

		$1,256,086

Electric Utilities — 3.4%
NextEra Energy, Inc.	17,571	$2,301,801

		$2,301,801

Electrical Equipment — 2.1%
Hubbell, Inc.	11,793	$1,398,886

		$1,398,886

Energy Equipment & Services — 2.2%
Schlumberger, Ltd.	18,862	$1,515,750

		$1,515,750

Equity Real Estate Investment Trusts (REITs) — 4.0%
Equity Residential	23,526	$1,483,785

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	6,685	$1,232,714

		$2,716,499

Food Products — 2.0%
General Mills, Inc.	21,833	$1,318,058

		$1,318,058

Health Care Equipment & Supplies — 4.5%
Boston Scientific Corp.(1)	54,379	$1,335,005
Zimmer Biomet Holdings, Inc.	14,289	1,672,956

		$3,007,961

Household Durables — 2.0%
Whirlpool Corp.	7,537	$1,346,033

		$1,346,033

Industrial Conglomerates — 3.2%
General Electric Co.	72,724	$2,167,902

		$2,167,902

Insurance — 7.0%
American Financial Group, Inc.	22,078	$2,076,656
Chubb, Ltd.	19,364	2,675,524

		$4,752,180

Internet Software & Services — 6.6%
Alphabet, Inc., Class C(1)	2,425	$1,996,284
eBay, Inc.(1)	71,579	2,426,528

		$4,422,812

IT Services — 1.6%
Visa, Inc., Class A	12,035	$1,058,358

		$1,058,358

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	7,495	$1,181,812

		$1,181,812

Machinery — 2.5%
Caterpillar, Inc.	17,274	$1,669,705

		$1,669,705

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Portfolio of Investments — continued

Security	Shares	Value

Multi-Utilities — 2.7%
Sempra Energy	16,432	$1,812,285

		$1,812,285

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	14,766	$954,622
Chevron Corp.	21,107	2,374,537
EOG Resources, Inc.	11,234	1,089,586
Occidental Petroleum Corp.	19,717	1,292,449
Pioneer Natural Resources Co.	5,164	960,349

		$6,671,543

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	15,285	$1,266,362

		$1,266,362

Pharmaceuticals — 8.1%
Allergan PLC	5,478	$1,341,124
Johnson & Johnson	20,192	2,467,664
Pfizer, Inc.	49,149	1,676,964

		$5,485,752

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	8,811	$1,207,019

		$1,207,019

Tobacco — 1.4%
Altria Group, Inc.	12,932	$968,865

		$968,865

Total Common Stocks (identified cost $57,150,213)		$65,152,211

Short-Term Investments — 2.3%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.92%(2)	1,594,859	$1,595,338

Total Short-Term Investments (identified cost $1,595,038)		$1,595,338

Total Investments — 99.0% (identified cost $58,745,251)		$66,747,549

Other Assets, Less Liabilities — 1.0%		$640,292

Net Assets — 100.0%		$67,387,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Statement of Assets and Liabilities

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $57,150,213)	$65,152,211
Affiliated investment, at value (identified cost, $1,595,038)	1,595,338
Dividends receivable	161,672
Dividends receivable from affiliated investment	1,374
Receivable for investments sold	7,027,509
Receivable for Fund shares sold	74,881
Tax reclaims receivable	8,626
Receivable from affiliate	21,030
Total assets	$74,042,641

Liabilities
Payable for investments purchased	$6,504,529
Payable for Fund shares redeemed	58,498
Payable to affiliates:
Investment adviser and administration fee	38,236
Distribution and service fees	1,757
Accrued expenses	51,780
Total liabilities	$6,654,800
Net Assets	$67,387,841

Sources of Net Assets
Paid-in capital	$59,876,968
Accumulated net realized loss	(583,292)
Accumulated undistributed net investment income	92,504
Net unrealized appreciation	8,001,661
Total	$67,387,841

Class A Shares
Net Assets	$4,435,923
Shares Outstanding	296,026
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.98
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.89

Class C Shares
Net Assets	$1,181,756
Shares Outstanding	79,919
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.79

Class I Shares
Net Assets	$61,770,162
Shares Outstanding	4,115,017
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Statement of Operations

Investment Income	Year Ended February 28, 2017
Dividends (net of foreign taxes, $1,599)	$1,925,916
Interest allocated from/dividends from affiliated investment	7,276
Expenses allocated from affiliated investment	(43)
Total investment income	$1,933,149

Expenses
Investment adviser and administration fee	$475,682
Distribution and service fees
Class A	11,298
Class C	7,765
Trustees’ fees and expenses	3,942
Custodian fee	36,307
Transfer and dividend disbursing agent fees	12,278
Legal and accounting services	40,377
Printing and postage	9,911
Registration fees	48,084
Miscellaneous	13,576
Total expenses	$659,220
Deduct —
Allocation of expenses to affiliate	$132,980
Total expense reductions	$132,980

Net expenses	$526,240

Net investment income	$1,406,909

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,198,870
Investment transactions in/allocated from affiliated investment	78
Foreign currency transactions	901
Net realized gain	$3,199,849
Change in unrealized appreciation (depreciation) —
Investments	$6,826,092
Investments — affiliated investment	300
Foreign currency	54
Net change in unrealized appreciation (depreciation)	$6,826,446

Net realized and unrealized gain	$10,026,295

Net increase in net assets from operations	$11,433,204

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 28, 2017	Year Ended February 29, 2016
From operations —
Net investment income	$1,406,909	$1,007,851
Net realized gain (loss) from investment and foreign currency transactions	3,199,849	(3,610,893	)(1)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	6,826,446	(2,296,382)
Net increase (decrease) in net assets from operations	$11,433,204	$(4,899,424)
Distributions to shareholders —
From net investment income
Class A	$(53,942)	$(63,865)
Class C	(8,194)	(3,445)
Class I	(835,494)	(790,398)
From net realized gain
Class A	—	(59,014)
Class C	—	(13,245)
Class I	—	(1,266,273)
Total distributions to shareholders	$(897,630)	$(2,196,240)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,658,157	$5,368,603
Class C	658,589	881,105
Class I	15,078,617	27,274,241
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	53,942	122,879
Class C	8,121	16,635
Class I	82,205	178,630
Cost of shares redeemed
Class A	(2,520,633)	(2,252,856)
Class C	(268,235)	(676,521)
Class I	(19,689,015)	(13,787,105)
Net increase (decrease) in net assets from Fund share transactions	$(4,938,252)	$17,125,611

Net increase in net assets	$5,597,322	$10,029,947

Net Assets
At beginning of year	$61,790,519	$51,760,572
At end of year	$67,387,841	$61,790,519

Accumulated undistributed net investment income included in net assets
At end of year	$92,504	$47,065

(1)	Includes $490,765 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Financial Highlights

	Class A
	Year Ended February 28, 2017		Year Ended February 29, 2016	Year Ended February 28,
				2015	2014	2013
Net asset value — Beginning of year	$12.670		$14.450	$13.820	$11.210	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.277	(2)	$0.209	$0.149	$0.114	$0.126
Net realized and unrealized gain (loss)	2.207		(1.446)	1.407	2.849	1.285

Total income (loss) from operations	$2.484		$(1.237)	$1.556	$2.963	$1.411

Less Distributions
From net investment income	$(0.174)		$(0.187)	$(0.068)	$(0.083)	$(0.141)
From net realized gain	—		(0.356)	(0.858)	(0.270)	—

Total distributions	$(0.174)		$(0.543)	$(0.926)	$(0.353)	$(0.141)

Net asset value — End of year	$14.980		$12.670	$14.450	$13.820	$11.210

Total Return(3)(4)	19.67%		(8.89)%	11.53%	26.59%	14.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,436		$4,477	$1,711	$1,827	$1,310
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.05%		1.05%	1.13%	1.25%	1.25%
Net investment income	1.99	%(2)	1.54%	1.04%	0.89%	1.21%
Portfolio Turnover	87%		90%	119%	44%	152%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.48% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.25%, 0.31%, 0.45% and 1.06% of average daily net assets for the year ended February 28, 2017, the year ended February 29, 2016, and the years ended February 28, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Financial Highlights — continued

	Class C
	Year Ended February 28, 2017		Year Ended February 29, 2016	Year Ended February 28,
				2015	2014	2013
Net asset value — Beginning of year	$12.560		$14.310	$13.720	$11.190	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.166	(2)	$0.097	$0.044	$0.025	$0.053
Net realized and unrealized gain (loss)	2.186		(1.414)	1.403	2.813	1.284

Total income (loss) from operations	$2.352		$(1.317)	$1.447	$2.838	$1.337

Less Distributions
From net investment income	$(0.122)		$(0.085)	$(0.029)	$(0.038)	$(0.087)
From net realized gain	—		(0.348)	(0.828)	(0.270)	—

Total distributions	$(0.122)		$(0.433)	$(0.857)	$(0.308)	$(0.087)

Net asset value — End of year	$14.790		$12.560	$14.310	$13.720	$11.190

Total Return(3)(4)	18.69%		(9.49)%	10.78%	25.49%	13.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,182		$646	$539	$372	$36
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.80%		1.80%	1.86%	2.00%	2.00%
Net investment income	1.20	%(2)	0.73%	0.31%	0.19%	0.51%
Portfolio Turnover	87%		90%	119%	44%	152%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.065 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.73% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.25%, 0.31%, 0.45% and 1.06% of average daily net assets for the year ended February 28, 2017, the year ended February 29, 2016, and the years ended February 28, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Financial Highlights — continued

	Class I
	Year Ended February 28, 2017		Year Ended February 29, 2016	Year Ended February 28,
				2015	2014	2013
Net asset value — Beginning of year	$12.700		$14.460	$13.830	$11.220	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.313	(2)	$0.247	$0.194	$0.149	$0.150
Net realized and unrealized gain (loss)	2.208		(1.443)	1.406	2.844	1.294

Total income (loss) from operations	$2.521		$(1.196)	$1.600	$2.993	$1.444

Less Distributions
From net investment income	$(0.211)		$(0.208)	$(0.112)	$(0.113)	$(0.164)
From net realized gain	—		(0.356)	(0.858)	(0.270)	—

Total distributions	$(0.211)		$(0.564)	$(0.970)	$(0.383)	$(0.164)

Net asset value — End of year	$15.010		$12.700	$14.460	$13.830	$11.220

Total Return(3)(4)	19.93%		(8.60)%	11.86%	26.85%	14.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,770		$56,668	$49,511	$19,756	$12,980
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.80%		0.80%	0.85%	1.00%	1.00%
Net investment income	2.25	%(2)	1.81%	1.35%	1.17%	1.45%
Portfolio Turnover	87%		90%	119%	44%	152%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.74% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.21%, 0.25%, 0.31%, 0.45% and 1.06% of average daily net assets for the year ended February 28, 2017, the year ended February 29, 2016, and the years ended February 28, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2017 and February 29, 2016 was as follows:

	Year Ended February 28, 2017	Year Ended February 29, 2016

Distributions declared from:
Ordinary income	$897,630	$1,437,898
Long-term capital gains	$—	$758,342

During the year ended February 28, 2017, accumulated net realized loss was decreased by $369,179, accumulated undistributed net investment income was decreased by $463,840 and paid-in capital was increased by $94,661 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), distributions from real estate investment trusts and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$92,504
Deferred capital losses	$(473,708)
Net unrealized appreciation	$7,892,077

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

16

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

At February 28, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $473,708 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 28, 2017, $473,708 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,854,835

Gross unrealized appreciation	$8,511,367
Gross unrealized depreciation	(618,653)

Net unrealized appreciation	$7,892,714

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2017, the investment adviser and administration fee amounted to $475,682 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $132,980 of the Fund’s operating expenses for the year ended February 28, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2017, EVM earned $1,100 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,488 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2017 amounted to $11,298 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2017, the Fund paid or accrued to EVD $5,824 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2017 amounted to $1,941 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

17

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $54,319,243 and $60,394,823, respectively, for the year ended February 28, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	121,499	397,953
Issued to shareholders electing to receive payments of distributions in Fund shares	3,772	8,893
Redemptions	(182,458)	(172,035)

Net increase (decrease)	(57,187)	234,811

Class C	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	47,472	66,310
Issued to shareholders electing to receive payments of distributions in Fund shares	574	1,193
Redemptions	(19,595)	(53,703)

Net increase	28,451	13,800

Class I	Year Ended February 28, 2017	Year Ended February 29, 2016

Sales	1,062,888	2,035,944
Issued to shareholders electing to receive payments of distributions in Fund shares	5,758	12,788
Redemptions	(1,416,817)	(1,010,307)

Net increase (decrease)	(348,171)	1,038,425

At February 28, 2017, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 82.2% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2017.

18

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$3,584,116	$—		$—	$3,584,116
Consumer Staples	3,553,285	—		—	3,553,285
Energy	8,187,293	—		—	8,187,293
Financials	15,437,035	1,749,118		—	17,186,153
Health Care	9,675,525	—		—	9,675,525
Industrials	6,919,003	—		—	6,919,003
Information Technology	6,688,189	—		—	6,688,189
Materials	1,271,976	—		—	1,271,976
Real Estate	2,716,499	—		—	2,716,499
Telecommunication Services	1,256,086	—		—	1,256,086
Utilities	4,114,086	—		—	4,114,086

Total Common Stocks	$63,403,093	$1,749,118	*	$—	$65,152,211

Short-Term Investments	$—	$1,595,338		$—	$1,595,338

Total Investments	$63,403,093	$3,344,456		$—	$66,747,549

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of

Eaton Vance Focused Value Opportunities Fund as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2017

20

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended February 28, 2017, the Fund designates approximately $1,410,234, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

21

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

22

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

23

Eaton Vance

Focused Value Opportunities Fund

February 28, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.28.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal year ended February 29, 2016 and February 28, 2017 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/29/16	2/28/17
Audit Fees	$27,330	$27,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,136	$9,227
All Other Fees(3)	$0	$0

Total	$36,466	$36,857

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/29/16	2/28/17
Audit Fees	$27,330	$27,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,136	$10,977
All Other Fees(3)	$0	$0

Total	$36,466	$38,607

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28/29, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**	2/28/17
Audit Fees	$110,150	$202,140	$88,680	$54,660	$92,000	$162,040	$87,580	$81,150	$55,260
Audit-Related Fees(1)	$0	$0	$500	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$42,215	$65,130	$35,925	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$152,365	$267,270	$125,105	$72,932	$127,769	$220,694	$124,566	$124,650	$75,464

*	Information is not presented for fiscal year ended 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
**	Series commenced operations on December 16, 2015.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/15	8/31/15	9/30/15	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16**	2/28/17
Registrant(1)	$42,215	$65,130	$36,425	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204
Eaton Vance(2)	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434	$56,434	$48,500	$46,000

*	Information is not presented for fiscal year ended 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
**	Series commenced operations on December 16, 2015.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017